ACQUISITIONS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Jun. 23, 2021	Jun. 21, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Hold back percentage		10.00%
Finite-lived intangible asset, useful life			20 years		20 years
Depreciation, Depletion and Amortization, Nonproduction			$ 222,748	$ 1,299	$ 2,730	$ 650
Foundation Sports [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Depreciation, Depletion and Amortization, Nonproduction			$ 218,400	$ 0
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			6 years
Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			4 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			7 years
Membership Interest Purchase Agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Membership interest purchase agreement description		On June 21, 2021, the Company completed one immaterial acquisition by entering into a membership interest purchase agreement (“MIPA”) with Charles Ruddy (the “Seller”) to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”) in exchange for 1,000,000 shares of common stock of the Company to be issued to the Seller and two other Foundation Sports employees in three tranches (the “Purchase Price”): (i) 600,000 shares of common stock on the closing date, (ii) 200,000 shares of common stock on the first anniversary of the closing date and (iii) 200,000 shares of common stock on the second anniversary of the closing date (collectively, the “Shares”), provided that 10% of the Shares of each tranche will be held back by the Company and not delivered to the recipients for a period of 12 months from the date of their issuance. The Shares are subject to a 12-month lock-up from their date of delivery during which time they may not be offered or sold by the Seller or any other recipient thereof without the express written consent of the Company. On June 23, 2021, the Company issued 540,000 shares of its common stock to the receipts under the MIPA, which consisted of 600,000 shares less a hold-back of 10% (i.e., 60,000 shares).
Number of stock issued	540,000
Hold back shares	60,000